As filed with the Securities and Exchange Commission on November 25, 1997.
                                                                       File Nos.
                                                                        2-72614
                                                                       811-3193

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No. _____

   Post-Effective Amendment No.  17                          (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  19                                         (X)

                         FRANKLIN TAX-EXEMPT MONEY FUND
               (Exact Name of Registrant as Specified in Charter)

                   777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                 (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, Including Area Code (650) 312-2000

          HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                 (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on December 1, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:

Shares of Common Stock of:

Franklin Tax-Exempt Money Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                   PART A: INFORMATION REQUIRED IN THE PROSPECTUS

N-1A                                   Location in
ITEM NO.     ITEM                      REGISTRATION STATEMENT

1.      Cover Page                  Cover Page

2.      Synopsis                    "Expense Summary"

3.      Condensed Financial         "Financial Highlights"; "How does the Fund
        Information                 Measure Performance?"

4.      General Description of      "How is the Fund Organized?"; "How does the
        Registrant                  Fund Invest its Assets?"; "What are the
                                    Fund's Potential Risks?"

5.      Management of the Fund      "Who Manages the Fund?"

5A.     Management's Discussion     Contained in Registrant's Annual Report to
        of Fund Performance         Shareholders

6.      Capital Stock and Other     "How is the Fund Organized?"; "Services to
        Securities                  Help You Manage Your Account"; "What
                                    Distributions Might I Receive from the
                                    Fund?"; "How Taxation Affects the Fund and its Shareholders"; "What If I Have Questions
                                    About My Account?"

7.      Purchase of Securities      "How Do I Buy Shares?";"May I Exchange
        Being Offered               Shares for Shares of Another Fund?";
                                    "Transaction Procedures and Special
                                    Requirements"; "Services to Help You Manage
                                    Your Account"; "Who Manages the Fund?";
                                    "Useful Terms and Definitions"

8.      Redemption or Repurchase    "May I Exchange Shares for Shares of Another
                                    Fund?"; "How Do I Sell Shares?";
                                    "Transaction Procedures and Special
                                    Requirements"; "Services to Help You Manage
                                    Your Account"; "Useful Terms and
                                    Definitions"

9.      Pending Legal Proceedings   Not Applicable


                         FRANKLIN TAX-EXEMPT MONEY FUND
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

N-1A                                   Location in
ITEM NO.     ITEM                      REGISTRATION STATEMENT

10.     Cover Page                  Cover Page

11.     Table of Contents           Table of Contents

12.     General Information and     Not Applicable
        History

13.     Investment Objectives and   "How does the Fund Invest its Assets?";
        Policies                    "Investment Restrictions"

14.     Management of the Fund      "Officers and Directors"; "Investment
                                    Management and Other Services".

15.     Control Persons and         "Officers and Directors"; "Investment
        Principal Holders of        Management and Other Services";
        Securities                  "Miscellaneous Information"

16.     Investment Advisory and     "Investment Management and Other Services";
        Other Services              "The Fund's Underwriter"

17.     Brokerage Allocation and    "How does the Fund Buy Securities for its
        Other Practices             Portfolio?"

18.     Capital Stock and Other     Not Applicable
        Securities

19.     Purchase, Redemption and    "How Do I Buy, Sell and Exchange Shares?";
        Pricing of Securities       "How are Fund Shares Valued?"; "Financial
        Being Offered               Statements"

20.     Tax Status                  "Additional Information on Distributions and
                                    Taxes"

21.     Underwriters                "The Fund's Underwriter"

22.     Calculation of              "How does the Fund Measure Performance?"
        Performance Data

23.     Financial Statements        "Financial Statements"


PROSPECTUS & APPLICATION
FRANKLIN TAX-EXEMPT MONEY FUND
INVESTMENT STRATEGY
TAX-FREE INCOME
DECEMBER 1, 1997


This prospectus describes the Franklin Tax-Exempt Money Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated December 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1 per share.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

FRANKLIN
TAX-EXEMPT
MONEY FUND
December 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section

TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary .........................................2
Financial Highlights ....................................3
How does the Fund Invest its Assets?                     4
What are the Fund's Potential Risks? ....................7
Who Manages the Fund? ...................................8
How does the Fund Measure Performance? ..................9
How Taxation Affects the Fund and its Shareholders ......9
How is the Fund Organized? .............................11

ABOUT YOUR ACCOUNT
How Do I Buy Shares?....................................11
May I Exchange Shares for Shares of Another Fund? ......13
How Do I Sell Shares? ..................................15
What Distributions Might I Receive from the Fund? ......17
Transaction Procedures and Special Requirements ........18
Services to Help You Manage Your Account ...............23
What If I Have Questions About My Account? .............25

GLOSSARY
Useful Terms and Definitions ...........................25


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended July 31, 1997. The Fund's actual expenses may vary.

A.  SHAREHOLDER TRANSACTION EXPENSES+
    Exchange Fee (per transaction)                              $5.00*

B.  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)

    Management Fees                                              0.58%**

    Other Expenses                                               0.27%

    Total Fund Operating Expenses                                0.85%**

C.  EXAMPLE

    Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

   1 YEAR         3 YEARS        5 YEARS         10 YEARS

       $9             $27            $47            $105


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.38% and total Fund operating expenses were 0.65%.

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

YEAR ENDED JULY 31,                      1997       1996     1995    1994    1993     1992     1991    1990    1989    1988
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period   $1.00      $1.00    $1.00   $1.00   $1.00    $1.00    $1.00   $1.00   $1.00   $1.00
                                         -----------------------------------------------------------------------------------

Net investment income                      .029       .029     .029    .020    .021     .031     .045    .056    .056    .047

Distributions from net investment income  (.029)     (.029)   (.029)   .020)  (.021)   (.031)   (.045)  (.056)  (.056)  (.047)

Net asset value at end of period          $1.00     $1.00    $1.00   $1.00    $1.00    1.00    $1.00   $1.00   $1.00   $1.00
                                          ===================================================================================

Total return+                              2.94%     2.93%    2.98%   1.85%    2.08%   3.14%    4.65%   5.81%   5.77%   4.80%

RATIOS/SUPPLEMENTAL DATA

Net assets at end of period (in 000's)  $161,038 $166,713 $173,123 $202,883 $193,565 $207,374 $249,21  $228,00 $188,727 $214,090

Ratio of expenses to average net assets++   .65%     .65%     .65%     .65%     .69%    .70%     .70%    .74%    .74%    .71%

Ratio of net investment income to average
net assets                                 2.91%    2.88%    2.65%    1.84%    2.10%   3.15%    4.53%   5.60%   5.67%   4.66%

+Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at Net Asset Value. ++During the periods indicated, Advisers agreed in advance to waive a portion of the Fund's management fees. Had such action not been taken, the Fund's ratio of expenses to average net assets would have been as follows:

                           RATIO OF EXPENSES
                           TO AVERAGE NET ASSETS
1991                                .71%
1992                                .75%
1993                                .80%
1994                                .81%
1995                                .78%
1996                                .87%
1997                                .85%


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objective. The Fund also attempts to maintain a stable Net Asset Value of $1 per share, although there is no assurance that this will be achieved.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund attempts to invest 100% and, as a matter of fundamental policy, invests at least 80% of its assets in securities that pay interest exempt from regular federal income tax and not specifically treated as a tax preference item under the federal alternative minimum tax. It is possible, although not anticipated, that up to 20% of the Fund's assets could be in taxable obligations.

The Fund follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments. These procedures are designed to help maintain a stable $1 share price. Generally, they require the Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to U.S. dollar denominated instruments that:

o the Board determines present minimal credit risks;

o are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are considered to be comparable in quality to securities that have been rated in one of the two highest rating categories; and

o have remaining maturities of 397 calendar days or less.

For a description of the various rating categories, please see "Appendix - Description of Ratings" in the SAI.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its assets in taxable obligations, including (i) commercial paper rated at least P-1 by Moody's, A-1 by S&P or F-1 by Fitch; (ii) obligations issued or guaranteed by the full faith and credit of the U.S. government; or (iii) obligations of U.S. banks with assets of $1 billion or more.

MUNICIPAL SECURITIES. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of municipal securities. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Although it is not a put option in the usual sense, the demand feature is sometimes known as a "put." Frequently, VRDNs are secured by letters of credit or other credit support arrangements.

The Fund may invest in floating and variable rate obligations with stated maturities in excess of one year, if the obligations carry demand features that comply with certain conditions and SEC rules. The Fund limits its purchase of floating and variable rate obligations to those meeting the quality standards discussed in this prospectus. The quality of the underlying creditor, as determined by Advisers under the supervision of the Board, must also be equivalent to the quality standards discussed in this prospectus. In addition, Advisers monitors the earning power, cash flow and other liquidity ratios of the issuers of floating and variable rate obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligation under the demand feature.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations, including certificates of participation ("COPs"). Municipal lease obligations are widely used by state and local governments to finance the purchase of property. Under a common lease format, lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay the interest and principal on the obligations issued to buy the property. After all of the lease payments have been made, according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt, and thus may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.


OTHER INVESTMENT POLICIES OF THE FUND


When-Issued and Delayed Delivery Transactions. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow up to 10% of its total assets from banks for temporary or emergency purposes. No new investments will be made by the Fund while any outstanding borrowings exceed 5% of its total assets. The Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The Fund, however, currently intends to limit its lending of securities to no more than 5% of its total assets.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them, and include securities subject to legal or contractual restrictions on resale.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHAT ARE THE FUND'S POTENTIAL RISKS?


Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments. Because the Fund limits its investments to short-term, high quality securities, its portfolio will generally earn lower yields than a portfolio with longer-term, lower quality securities that are subject to greater risk. The yield to shareholders is accordingly likely to be lower.

CREDIT ENHANCEMENTS. The Fund invests in securities backed by guarantees from foreign and domestic banks and other financial institutions. The Fund's ability to maintain a stable share price is largely dependent on these guarantees, which are not supported by federal deposit insurance. Therefore, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed. This could cause losses to the Fund and affect the stability of its share price.

NONAPPROPRIATION RISK OF MUNICIPAL LEASE OBLIGATIONS. A feature that distinguishes municipal lease obligations from more traditional forms of municipal debt is the "nonappropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under municipal lease obligations than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to municipal lease obligations, the Fund believes that this risk may be reduced, although not eliminated, by its policy of investing only in securities rated in one of the two highest rating categories, or in unrated securities Advisers believes to be comparable in quality to securities rated in one of the two highest rating categories. When assessing the risk of nonappropriation, the rating services and Advisers consider, among other factors, the issuing municipality's credit rating, how essential the leased property is to the municipality, and the term of the lease compared to the useful life of the leased property. While there is no limit as to the amount of assets that the Fund may invest in municipal lease obligations, as of July 31, 1997, the Fund held 0.19% of its net assets in COPs and other municipal lease obligations.

CREDIT, MARKET AND INTEREST RATE RISK. Credit risk is a function of the ability of an issuer of a municipal security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions that affect the market as a whole. In addition, changes in interest rates may affect the value of a security. Generally, when interest rates rise the value of a municipal security falls, and vice versa. Interest rates have increased and decreased in the past. These changes are unpredictable. The short duration and high credit quality of the securities in which the Fund invests may generally reduce these risks.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $223 billion in assets, including $46 billion in the municipal securities market. Please see "Investment Management and Other
Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. During the fiscal year ended July 31, 1997, management fees, before any advance waiver, totaled 0.58% of the average daily net assets of the Fund. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.85%. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling 0.38%. Total expenses of the Fund were 0.65%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. Commonly used measures of performance include current and effective yield. The Fund may also advertise its taxable-equivalent yield and effective yield.

Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield. The taxable-equivalent yield and effective yield show the before-tax yield or effective yield that would have to be earned from a taxable investment to equal the Fund's yield or effective yield, assuming one or more tax rates.

The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you.

To the extent dividends are derived from taxable income from temporary investments, including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

The Fund does not generally hold securities for more than one year. Therefore, it does not expect to realize or distribute any long-term capital gains.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss, although no gain or loss is anticipated with respect to shares of the Fund since the Fund attempts to maintain a stable Net Asset Value of $1 per share.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is a tax preference item under the federal alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining if you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and state alternative minimum taxes. In addition, all distributions derived from interest exempt from regular federal income tax may subject a corporate shareholder to, or increase a corporate shareholder's liability for, the federal alternative minimum tax, because these distributions are included in the corporation's adjusted current earnings.

Consistent with its investment objective, the Fund may buy private activity bonds if, in Advisers' opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended July 31, 1997, the Fund derived 4.5% of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors.

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includable in the tax base for determining the extent to which a shareholder's social security or railroad retirement benefits will be subject to regular federal income tax. You are required to disclose the receipt of tax-exempt interest dividends on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

You should also consult with your tax advisor to determine whether state or local income or franchise taxes will apply to your investment in the Fund or to distributions or redemption proceeds received from the Fund. For example, distributions attributable to interest received from obligations of a given state or its political subdivisions may be exempt from income taxes in that state.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.

HOW IS THE FUND ORGANIZED?

The Fund is a no-load, diversified, open-end management investment company, commonly called a mutual fund. It was organized as a California corporation on March 18, 1980, and is registered with the SEC. Each share of the Fund has one vote. All shares have equal voting, participation and liquidation rights. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

The Fund has cumulative voting rights. This gives each shareholder a number of votes equal to the number of shares owned times the number of Board members to be elected. You may cast all of your votes for one candidate or distribute your votes between two or more candidates.

The Fund does not intend to hold annual shareholder meetings. It may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

You may buy shares of the Fund without a sales charge and write redemption drafts against your account. Redemption drafts are similar to checks and are referred to as checks in this prospectus. When you buy shares, it does not create a checking or other bank account relationship with the Fund or any bank.

                                                    MINIMUM
                                                  INVESTMENTS*
To Open Your Account                                  $500
To Add to Your Account                               $  25
*We may refuse any order to buy shares.


METHOD                        STEPS TO FOLLOW

BY MAIL                       For an initial investment:

                              1. Complete and sign the enclosed shareholder
                                 application.

                              2. Return the  application to the
                                 Fund with your check,  Federal
                                 Reserve  draft  or  negotiable
                                 bank draft made payable to the
                                 Fund. Instruments  drawn  on
                                 other investment companies may
                                 not be accepted.

                              For additional investments:

                              1. Send  a   check   or  use  the
                                 deposit  slips  included  with
                                 your   monthly   statement  or
                                 checkbook    (if   you    have
                                 requested one).


                              2. If you send a check, please include your
                                 account number on the check.

BY WIRE                       1.   Call   Shareholder
                                   Services or, if that number is
                                   busy,   call    1-650/312-2000
                                   collect,  to  receive  a  wire
                                   control  number.  A new number
                                   is needed  every time you wire
                                   money  into your  account.  If
                                   you  do not  have a  currently
                                   effective wire control number,
                                   we will  return  the  money to
                                   the  bank  and it will  not be
                                   credited to your account.


                              2.    Wire  the  funds  to  Bank  of
                                    America,  ABA  routing  number
                                    121000358,   for   credit   to
                                    Franklin    Tax-Exempt   Money
                                    Fund, A/C  1493-3-04779.  Your
                                    name and wire  control  number
                                    must be included.

                              3.    For initial investments, you must also
                                    complete and sign the enclosed shareholder application and return it to the Fund.

THROUGH YOUR DEALER           CALL YOUR INVESTMENT REPRESENTATIVE

If the Fund receives your order in proper form before 3:00 p.m. Pacific time, it will be credited to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the Fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

METHOD                          STEPS TO FOLLOW

BY MAIL                         1. Send us signed written instructions

                                2. Include any outstanding share certificates
                                   for the shares you want to exchange

BY PHONE                        Call Shareholder Services or TeleFACTS(R)

                                If you do not  want the  ability  to
                                exchange  by  phone to apply to your
                                account, please let us know.

THROUGH YOUR DEALER             CALL YOUR INVESTMENT REPRESENTATIVE

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into another identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
  (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.



METHOD                             STEPS TO FOLLOW

BY CHECK
(Only available if there are no
outstanding share certificates
for your account)
                                   1. You may request redemption drafts
                                      (checks) free of charge on the shareholder application or by calling TeleFACTS(R)

                                   2. You  may  make  checks  payable  to any
                                      person  and in any  amount  of  $100 or
                                      more.  You will  continue to earn daily
                                      income  dividends  until  the check has
                                      cleared.  Please see "More  Information
                                      About  Selling  Your  Shares  By Check"
                                      below.

BY MAIL                            1. Send  us   signed   written
                                      instructions.  If you  would  like your
                                      redemption  proceeds  wired  to a  bank
                                      account,  complete the "Wire Redemption
                                      Privilege"  section of the  shareholder
                                      application   and  send  it  to  us  or
                                      include the  following  information  in
                                      your instructions:

                                      The name, address and telephone number of the bank where you want the proceeds sent

                                      o Your bank account number

                                      o The Federal Reserve ABA routing number

                                      o If you are using a savings and loan or
                                        credit union, the name of the
                                        corresponding bank and the account
                                        number


                                   2. Include any outstanding share certificates
                                      for the shares you are selling

                                   3. Provide a signature guarantee if required

                                   4. Corporate, partnership and trust accounts
                                      may need to send additional documents.
                                      Accounts under court jurisdiction may have other requirements.

BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, complete the "Wire Redemption Privilege" section of the shareholder application and send it to us or send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                                   Telephone requests will be accepted:

                                   o  If the request is $50,000 or less.
                                      Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                                   o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                                   o  Unless the address on your account was
                                      changed by phone within the last 15 days


                                   If you do not want the ability to redeem by phone to apply to your account, please let us know.


THROUGH YOUR DEALER                CALL YOUR INVESTMENT REPRESENTATIVE


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 3:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 3:00 p.m. Pacific time, the payment will be sent the second business day. You may have redemption proceeds wired to an escrow account the same day, if we receive your request in proper form before 9:00 a.m. Pacific time. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


MORE INFORMATION ABOUT SELLING YOUR SHARES BY CHECK


If you want the convenience of check access to your Fund account, order your checks from the Fund, free of charge, as described above. For security reasons and reasons related to check processing systems that require checks to be a certain size and printed with specific encoding formats, the Fund can only accept checks ordered from the Fund. The Fund cannot be responsible for any check not ordered from the Fund that is returned unpaid to a payee.

The checks are drawn through Bank of America NT & SA (the "Bank"). The Bank may terminate this service at any time upon notice to you.


When a check is presented for payment, we will redeem an equivalent number of shares in your account to cover the amount of the check. Your shares will be redeemed at the Net Asset Value next determined after we receive a check that does not exceed the collected balance in your account. If a check is presented for payment that exceeds the collected balance in your account, the Bank may return the check unpaid. Since you will not know the exact amount in your account on the day a check clears, you should not use a check to close your account.


You will generally not be able to convert a check drawn on your Fund account into a certified or cashier's check by presenting it at the Bank. Because the Fund is not a bank, we cannot assure that a stop payment order written by you will be effective. We will use our best efforts, however, to see that these orders are carried out.


CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the Fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the Fund does not count towards the completion of any Contingency Period.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business the day before. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.

DIVIDEND OPTIONS

Dividends will automatically be reinvested each day in the form of additional shares of the Fund at the Net Asset Value per share at the close of business.


If you complete the "Special Payment Instructions for Dividends" section of the shareholder application included with this prospectus, you may direct your dividends to buy the same class of shares of another Franklin Templeton Fund
(without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

You may also choose to receive dividends in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


If you choose one of these options, the dividends reinvested and credited to your account during the month will be redeemed as of the close of business on the last business day of the month and paid as directed on the shareholder application. You may change your dividend option at any time by notifying us by mail or phone. Please allow at least seven days for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share at 3:00 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM


An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive signed written instructions, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.


Many of the Fund's investments must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.


Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.


TELEPHONE TRANSACTIONS


You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.



REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT                        DOCUMENTS REQUIRED
CORPORATION                            CORPORATE RESOLUTION
PARTNERSHIP                            1. The pages from the partnership
                                          agreement that identify the general
                                          partners, or

                                       2. A certification for a partnership
                                          agreement

TRUST                                  1. The pages from the trust document that
                                          identify the trustees, or

                                       2. A certification for trust



STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $500.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.

If you would like to establish a systematic withdrawal plan, call Shareholder Services. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TeleFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements, money fund checks, and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 114.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


Special procedures have been designed for banks and other institutions that would like to open multiple accounts in the Fund. Please see the SAI for more information.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you.
Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                               HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME             TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
Shareholder Services        1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services             1-800/524-4040     5:30 a.m. to 5:00 p.m.
Fund Information            1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                            (1-800/342-5236)   6:30 a.m. to 2:30 p.m.(Saturday)
Retirement Plan Services    1-800/527-2020     5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/851-0637     5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Directors of the Fund


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system


U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



FRANKLIN
TAX-EXEMPT
MONEY FUND
STATEMENT OF
ADDITIONAL INFORMATION
DECEMBER 1, 1997
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN

TABLE OF CONTENTS

How does the Fund Invest its Assets? ......................... 2
Investment Restrictions ...................................... 5
Officers and Directors ....................................... 6
Investment Management
 and Other Services ..........................................10
How does the Fund Buy Securities  for its Portfolio? .........11
How Do I Buy, Sell  and Exchange Shares? .....................11
How are Fund Shares Valued? ..................................13
Additional Information on
 Distributions and Taxes .....................................14
The Fund's Underwriter .......................................15
How does the Fund  Measure Performance? ......................15
Miscellaneous Information ....................................16
Financial Statements .........................................17
Useful Terms and Definitions .................................17
Appendix
 Description of Ratings ......................................18


-------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
-------------------------------------------------------------------------------


The Franklin Tax-Exempt Money Fund (the "Fund") is a no-load, diversified, open-end management investment company. The Fund's investment objective is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of short-term, high quality municipal securities.

The Prospectus, dated December 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
  FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?


The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?" Except as noted, the Fund's investment policies discussed in this SAI are fundamental and may not be changed without shareholder approval.

The Fund is a diversified fund. For the purpose of determining diversification, each political subdivision, agency, or instrumentality of a state, each multistate agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity is considered a separate issuer. Escrow-secured or defeased bonds, described below, are not generally considered an obligation of the original municipality when determining diversification. For securities backed only by the assets or revenues of a particular instrumentality, facility or subdivision, the entity is considered the issuer.

Generally, all of the securities held by the Fund are offered on the basis of a quoted yield to maturity, and the price of the security is adjusted so that, relative to the stated interest rate, it will return the quoted rate to the buyer. The maturities of these securities at the time of issuance generally range between three months to one year.

As discussed in the Prospectus, the Fund limits its investments to securities that are rated in one of the two highest rating categories by a nationally recognized rating service, such as Moody's, S&P or Fitch, or are unrated but are considered by Advisers to be comparable in quality to securities that have been rated in one of the two highest rating categories. In addition to considering ratings assigned by the rating services in its selection of portfolio securities for the Fund, Advisers considers, among other things, information about the financial history and condition of the issuer, revenue and expense prospects and, in the case of revenue bonds, the financial history and condition of the source of revenue to service the bonds. Securities that depend on the credit of the U.S. government are regarded as having a triple A or equivalent rating. For a description of the various rating categories, please see "Appendix - Description of Ratings."

Generally, the Fund's policy is to hold securities in its portfolio until they mature. Due to the short-term nature of the maturities of the securities in the Fund's portfolio, the Fund does not expect to have any reportable annual portfolio turnover.


DESCRIPTION OF MUNICIPAL AND OTHER SECURITIES


The Prospectus contains a general description of municipal securities. The following provides more detailed information about the various municipal and other securities in which the Fund may invest. There may be other types of municipal securities that become available that are similar to those described below and in which the Fund may also invest, if consistent with its investment objective and policies.

TAX ANTICIPATION NOTES. These are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, which will be used to pay the notes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

REVENUE ANTICIPATION NOTES. These are issued in expectation of the receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.


BOND ANTICIPATION NOTES. These are normally issued to provide interim financing until long-term financing can be arranged. Long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES. These are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.


TAX-EXEMPT COMMERCIAL PAPER. This typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs. The Fund may invest in unrated tax-exempt commercial paper only if the issuer has an outstanding debt security rated in one of the two highest rating categories.

MUNICIPAL BONDS. These meet longer-term capital needs and generally have maturities of more than one year when issued. They have two principal classifications: general obligation bonds and revenue bonds.

1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

2. REVENUE BONDS. Revenue bonds are not secured by the full faith, credit and taxing power of the issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Some authorities are provided further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS. These are bonds that pay tax-exempt interest and are, in most cases, revenue bonds. They are issued by or on behalf of public authorities to raise money for the financing of various privately operated facilities for business, manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on these bonds is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

FLOATING OR VARIABLE RATE DEMAND NOTES ("VRDNS"). These are tax-exempt obligations with a floating or variable interest rate. They have a right of demand, which may be unconditional, to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally up to 30 days, before specified dates. The payment may be received either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the note. The interest rate is adjustable at intervals ranging from daily up to monthly, and is calculated to maintain the market value of the VRDN at approximately its par value upon the adjustment date.

The Fund may buy VRDNs according to procedures adopted by the Board and designed to minimize credit risks. VRDNs purchased by the Fund must be of high quality, as determined by the Board, with respect to both their long-term and short-term aspects. If, however, credit support is provided in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand note, that is, the demand feature. If the quality of any VRDN falls below the high quality level required by the Board and SEC rules, the Fund must either exercise the demand feature or sell the VRDN in the secondary market within a reasonable period of time, whichever Advisers believes is in the best interest of the Fund and its shareholders. The maturities of VRDNs held by the Fund are deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of one year. The policies discussed in this paragraph are not fundamental.

WHEN-ISSUED TRANSACTIONS. Municipal securities are frequently issued on a "when-issued" basis. When so issued, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income on those assets. It is the Fund's intention, however, to be fully invested to the extent practicable and consistent with its investment policies. When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Fund believes that its Net Asset Value or income will not be adversely affected by its purchase of municipal securities on a when-issued basis.

CALLABLE BONDS. Callable bonds allow the issuer to redeem the bonds before their maturity date. To protect bondholders, however, callable bonds may be issued with provisions that prevent them from being called for a period of time, typically five to ten years from the date of issue. During times of generally declining interest rates, if the call protection on a calflable bond expires, there is an increased likelihood that the bond may be called by the issuer. Advisers may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential.

When pricing callable bonds, each bond is marked-to-market daily based on the bond's call date. Thus, the call of some or all of the Fund's callable bonds may have an impact on the Fund's Net Asset Value. Based on a number of factors, including certain portfolio management strategies used by Advisers, the Fund believes it has reduced the risk of an adverse impact on its Net Asset Value based on calls of callable bonds. In light of the Fund's pricing policies and because the Fund follows certain amortization procedures required by the IRS, the Fund is not expected to suffer any material adverse impact related to the value at which the Fund has carried the bonds in connection with calls of bonds purchased at a premium. Notwithstanding these policies, however, the reinvestment of the proceeds of any called bond may be in bonds that pay a lower rate of return than the called bonds and, as with any investment strategy, there is no guarantee that a call may not have a more substantial impact than anticipated.

ESCROW-SECURED OR DEFEASED BONDS. These are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer uses the proceeds of a new bond issue to buy high grade, interest bearing debt securities that are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S&P or Fitch.

STRIPPED MUNICIPAL SECURITIES. Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on the municipal securities.

MUNICIPAL LEASE OBLIGATIONS. The Fund may invest in municipal lease obligations, including certificates of participation. The Board reviews municipal lease obligations held in the Fund's portfolio to assure that they are liquid investments based on various factors reviewed by Advisers and monitored by the Board. These factors include (a) the credit quality of the obligations and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are of comparable quality to the ratings required for the Fund to invest, including an assessment of the likelihood that the leases will not be canceled; (b) the size of the municipal securities market, both in general and with respect to municipal lease obligations; and (c) the extent to which the type of municipal lease obligations held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal securities of comparable credit rating or quality. These policies, with respect to municipal lease obligations, are not fundamental.

U.S. GOVERNMENT OBLIGATIONS. These are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

COMMERCIAL PAPER. This refers to promissory notes issued by corporations in order to finance their short-term credit needs.

REPURCHASE AGREEMENTS. Although the Fund currently has no intention of doing so, it may invest in repurchase agreements. In a repurchase agreement, the Fund buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Fund by a custodian bank approved by the Board. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Fund may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Fund, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisers.

The Fund may invest in short-term repurchase agreements, usually from overnight to one week. The Fund does not invest in repurchase agreements with a term of more than one year. The securities subject to a repurchase agreement, however, may have maturity dates of more than one year from the effective date of the repurchase agreement. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets would be invested in such repurchase agreements or other illiquid securities.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meetifng if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:


1. Purchase the securities of any issuer (except the U.S. government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the U.S.) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of any class of any issuer would be held by the Fund.

2. Borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 10% of the value of the Fund's total assets at the time of borrowing. (No new investments will be made by the Fund while any outstanding borrowings exceed 5% of its total assets.) Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component.

3. Pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

4. Knowingly purchase or otherwise acquire any securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market or engage in any repurchase transactions of more than seven days' duration if, as a result, more than 10% of its total assets would be invested in all such securities.

5. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objectives, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting.

6. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

7. Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs.

8. Make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and restrictions, (ii) by engaging in repurchase transactions, and (iii) by making loans of portfolio securities not in excess of 10% of the value of the Fund's total assets.

 9. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

10. Purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those directors and officers of the Fund, or of the investment manager, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

11. Invest for the purpose of exercising control or management of another company.

12. Write, purchase or sell puts, calls, or combinations thereof, except that it may obtain rights to resell municipal bonds and notes as set forth under "How does the Fund Invest its Assets?"

13. Purchase securities of other investment companies, except in connection with a merger, consolidation or acquisition of assets.

14. Purchase securities (other than municipal bonds, notes and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, more than 25% of total Fund assets would be invested in any one industry.

15. Purchase an industrial revenue bond if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where the payment of principal and interest are the responsibility of companies with less than three years of operating history.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND DIRECTORS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                             POSITIONS AND         PRINCIPAL OCCUPATIONS
NAME, AGE AND                OFFICES WITH THE      DURING THE PAST FIVE
ADDRESS                      FUND                         YEARS

Frank H. Abbott, III (76)       Director
1045 Sansome Street
San Francisco, CA 94111

                                                  President and Director, Abbott
                                                  Corporation   (an   investment
                                                  company);   and   director  or
                                                  trustee,  as the  case may be,
                                                  of   29  of   the   investment
                                                  companies   in  the   Franklin
                                                  Templeton Group of Funds.

Harris J. Ashton (65)           Director
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045

                                                  President,   Chief   Executive
                                                  Officer  and  Chairman  of the
                                                  Board,       General      Host
                                                  Corporation (nursery and craft
                                                  centers);     Director,    RBC
                                                  Holdings, Inc. (a bank holding
                                                  company)  and  Bar-S  Foods (a
                                                  meat  packing  company);   and
                                                  director  or  trustee,  as the
                                                  case  may  be,  of 53  of  the
                                                  investment  companies  in  the
                                                  Franklin  Templeton  Group  of
                                                  Funds.

S. Joseph Fortunato (65)         Director
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

                                                  Member  of  the  law  firm  of
                                                  Pitney,  Hardin, Kipp & Szuch;
                                                  Director,     General     Host
                                                  Corporation (nursery and craft
                                                  centers);   and   director  or
                                                  trustee,  as the  case may be,
                                                  of   55  of   the   investment
                                                  companies   in  the   Franklin
                                                  Templeton Group of Funds.

*Charles B. Johnson (64)       Chairman
777 Mariners Island Blvd.      of the Board
San Mateo, CA 94404            and Director

                                                  President,   Chief   Executive
                                                  Officer and Director, Franklin
                                                  Resources,  Inc.;  Chairman of
                                                  the   Board   and    Director,
                                                  Franklin    Advisers,    Inc.,
                                                  Franklin  Advisory   Services,
                                                  Inc.,    Franklin   Investment
                                                  Advisory  Services,  Inc.  and
                                                  Franklin             Templeton
                                                  Distributors,  Inc.; Director,
                                                  Franklin/Templeton    Investor
                                                  Services,    Inc.,    Franklin
                                                  Templeton  Services,  Inc. and
                                                  General    Host    Corporation
                                                  (nursery  and craft  centers);
                                                  and officer and/or director or
                                                  trustee,  as the  case may be,
                                                  of   most    of   the    other
                                                  subsidiaries    of    Franklin
                                                  Resources,  Inc.  and of 54 of
                                                  the  investment  companies  in
                                                  the Franklin  Templeton  Group
                                                  of Funds.

*Rupert H. Johnson, Jr. (57)   President
777 Mariners Island Blvd.      and Director
San Mateo, CA 94404

                                                  Executive  Vice  President and
                                                  Director,  Franklin Resources,
                                                  Inc.  and  Franklin  Templeton
                                                  Distributors,  Inc.; President
                                                  and     Director,     Franklin
                                                  Advisers,  Inc.;  Senior  Vice
                                                  President     and    Director,
                                                  Franklin  Advisory   Services,
                                                  Inc. and  Franklin  Investment
                                                  Advisory    Services,    Inc.;
                                                  Director,   Franklin/Templeton
                                                  Investor  Services,  Inc.; and
                                                  officer  and/or   director  or
                                                  trustee,  as the  case may be,
                                                  of   most    of   the    other
                                                  subsidiaries    of    Franklin
                                                  Resources,  Inc.  and of 58 of
                                                  the  investment  companies  in
                                                  the Franklin  Templeton  Group
                                                  of Funds.

Frank W.T. LaHaye (68)          Director
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

                                                  General   Partner,   Peregrine
                                                  Associates    and   Miller   &
                                                  LaHaye,   which  are   General
                                                  Partners of Peregrine Ventures
                                                  and   Peregrine   Ventures  II
                                                  (venture    capital    firms);
                                                  Chairman   of  the  Board  and
                                                  Director,          Quarterdeck
                                                  Corporation  (software  firm);
                                                  Director,    Fischer   Imaging
                                                  Corporation  (medical  imaging
                                                  systems)      and      Digital
                                                  Transmission   Systems,   Inc.
                                                  (wireless communications); and
                                                  director  or  trustee,  as the
                                                  case  may  be,  of 27  of  the
                                                  investment  companies  in  the
                                                  Franklin  Templeton  Group  of
                                                  Funds.

Gordon S. Macklin (69)           Director
8212 Burning Tree Road
Bethesda, MD 20817

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (52)             Vice President
777 Mariners Island Blvd.
San Mateo, CA 94404

                                                  Executive   Vice    President,
                                                  Secretary     and    Director,
                                                  Franklin   Resources,    Inc.;
                                                  Executive  Vice  President and
                                                  Director,  Franklin  Templeton
                                                  Distributors,     Inc.     and
                                                  Franklin  Templeton  Services,
                                                  Inc.;      Executive      Vice
                                                  President,  Franklin Advisers,
                                                  Inc.;                Director,
                                                  Franklin/Templeton    Investor
                                                  Services,  Inc.;  and  officer
                                                  and/or director or trustee, as
                                                  the  case  may be,  of most of
                                                  the  other   subsidiaries   of
                                                  Franklin  Resources,  Inc. and
                                                  of   58  of   the   investment
                                                  companies   in  the   Franklin
                                                  Templeton Group of Funds.

Martin L. Flanagan (37)         Vice President
777 Mariners Island Blvd.       and Chief
San Mateo, CA 94404             Financial Officer

                                                  Senior  Vice   President   and
                                                  Chief    Financial    Officer,
                                                  Franklin   Resources,    Inc.;
                                                  Executive  Vice  President and
                                                  Director, Templeton Worldwide,
                                                  Inc.;      Executive      Vice
                                                  President,   Chief   Operating
                                                  Officer     and      Director,
                                                  Templeton  Investment Counsel,
                                                  Inc.;  Senior  Vice  President
                                                  and    Treasurer,     Franklin
                                                  Advisers,   Inc.;   Treasurer,
                                                  Franklin  Advisory   Services,
                                                  Inc.;   Treasurer   and  Chief
                                                  Financial  Officer,   Franklin
                                                  Investment  Advisory Services,
                                                  Inc.;   President,    Franklin
                                                  Templeton   Services,    Inc.;
                                                  Senior     Vice     President,
                                                  Franklin/Templeton    Investor
                                                  Services,  Inc.;  and  officer
                                                  and/or director or trustee, as
                                                  the case may be,  of 58 of the
                                                  investment  companies  in  the
                                                  Franklin  Templeton  Group  of
                                                  Funds.

Deborah R. Gatzek (48)          Vice President
777 Mariners Island Blvd.       and Secretary
San Mateo, CA 94404

                                                  Senior  Vice   President   and
                                                  General   Counsel,    Franklin
                                                  Resources,  Inc.;  Senior Vice
                                                  President,  Franklin Templeton
                                                  Services,  Inc.  and  Franklin
                                                  Templeton Distributors,  Inc.;
                                                  Vice    President,    Franklin
                                                  Advisers,  Inc.  and  Franklin
                                                  Advisory Services,  Inc.; Vice
                                                  President, Chief Legal Officer
                                                  and Chief  Operating  Officer,
                                                  Franklin  Investment  Advisory
                                                  Services, Inc.; and officer of
                                                  58 of the investment companies
                                                  in  the   Franklin   Templeton
                                                  Group of Funds.

Thomas J. Kenny (34)            Vice President
777 Mariners Island Blvd.
San Mateo, CA 94404

                                                  Senior     Vice     President,
                                                  Franklin  Advisers,  Inc.; and
                                                  officer   of   eight   of  the
                                                  investment  companies  in  the
                                                  Franklin  Templeton  Group  of
                                                  Funds.

Diomedes Loo-Tam (58)           Treasurer
777 Mariners Island Blvd.       and Principal
San Mateo, CA 94404             Accounting
                                Officer

                                                  Senior     Vice     President,
                                                  Franklin  Templeton  Services,
                                                  Inc.; and officer of 35 of the
                                                  investment  companies  in  the
                                                  Franklin  Templeton  Group  of
                                                  Funds.

Edward V. McVey (60)            Vice President
777 Mariners Island Blvd.
San Mateo, CA 94404

                                                  Senior  Vice   President   and
                                                  National     Sales    Manager,
                                                  Franklin             Templeton
                                                  Distributors,     Inc.;    and
                                                  officer    of   30   of    the
                                                  investment  companies  in  the
                                                  Franklin  Templeton  Group  of
                                                  Funds.

Richard C. Stoker (60)          Vice President
11615 Spring Ridge Rd.
Potomac, MD 20854

                                                  Senior     Vice     President,
                                                  Franklin             Templeton
                                                  Distributors,    Inc.;    Vice
                                                  President,            Franklin
                                                  Management,  Inc.; and officer
                                                  of  five  of  the   investment
                                                  companies   in  the   Franklin
                                                  Templeton Group of Funds.

R. Martin Wiskemann (70)        Vice President
777 Mariners Island Blvd.
San Mateo, CA 94404

                                                  Senior     Vice     President,
                                                  Portfolio      Manager     and
                                                  Director,  Franklin  Advisers,
                                                  Inc.;  Senior Vice  President,
                                                  Franklin   Management,   Inc.;
                                                  Vice  President  and Director,
                                                  ILA Financial Services,  Inc.;
                                                  and officer and/or director or
                                                  trustee,  as the  case may be,
                                                  of   17  of   the   investment
                                                  companies   in  the   Franklin
                                                  Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $100 per month plus $100 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Fund and by other funds in the Franklin Templeton Group of Funds.

                                                                   NUMBER OF
                                                                 BOARDS IN THE
                                                TOTAL FEES    FRANKLIN TEMPLETON
                                 TOTAL FEES  RECEIVED FROM THE  GROUP OF FUNDS
                                  RECEIVED   FRANKLIN TEMPLETON    ON WHICH
NAME                           FROM THE FUND**GROUP OF FUNDS***  EACH SERVES****
--------------------------------------------------------------------------------
Frank H. Abbott, III.........      $2,300         $165,236            29
Harris J. Ashton.............      $2,300         $343,591            53
S. Joseph Fortunato..........      $2,300         $360,411            55
David W. Garbellano*.........      $2,100         $148,916            28
Frank W.T. LaHaye............      $2,200         $139,233            27
Gordon S. Macklin............      $2,300         $335,541            50

*Deceased, September 27, 1997.
**For the fiscal year ended July 31, 1997.
***For the calendar year ended December 31, 1996.
****We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 171 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of November 3, 1997, the officers and Board members, as a group, owned of record and beneficially approximately 860,665 shares, or less than 1% of the Fund's total outstanding shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds.
Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND SERVICES PROVIDED. Advisers is the investment manager of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.


Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."


MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to a daily rate of 1/584 of 1% of the value of net assets up to and including $100 million; and 1/730 of 1% of the value of net assets over $100 million up to and including $250 million; and 1/811 of 1% of the value of net assets in excess of $250 million. The fee is computed at the close of business each day.

For the fiscal years ended July 31, 1995, 1996 and 1997, management fees, before any advance waiver, totaled $1,102,243, $1,016,591 and $928,704, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $742,949, $644,383 and $601,542 for the same periods.

MANAGEMENT AGREEMENT. The management agreement is in effect until February 28, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended July 31, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1997.


HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Fund does not buy bonds in underwritings where it is given no choice, or only limited choice, in the designation of dealers to receive the commission. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


Depending on Advisers' view of market conditions, the Fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended July 31, 1995, 1996 and 1997, the Fund paid no brokerage commissions.

As of July 31, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued for fractional shares at any time. No certificates will be issued to you if you have elected to redeem shares by check or by preauthorized bank or brokerage firm account methods. The offering of shares of the Fund may be suspended at any time and resumed at any time thereafter.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

General Information

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as processing a large number of checks each month. Fees for special services will not increase the expenses borne by the Fund.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the Fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the Fund are applicable to each sub-account. The Fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The Fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of 3:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The valuation of the Fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates.


The Fund's use of amortized cost, which helps the Fund maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Fund must also invest only in those U.S. dollar-denominated securities that the Board determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION
ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS


The Fund's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1 Net Asset Value per share and may result in under or over distributions of investment company taxable income or net tax-exempt income.


The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Fund's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post-October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, to the alternative minimum tax on a portion of its tax-exempt income, and distributions (including tax-exempt interest dividends) to shareholders will be taxable to the extent of the Fund's available earnings and profits.


The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. The Fund intends, as a matter of policy, to declare and pay these dividends, if any, in December to avoid the imposition of this tax, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders subject to taxation, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount realized from the transaction, subject to the rules described below. If you hold your shares as a capital asset, gain or loss realized will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year. Since the Fund attempts to maintain a stable $1 share price, however, you are not expected to realize a capital gain or loss on the sale or exchange of Fund shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, repurchase agreements collateralized by U.S. government securities, and commercial paper do not generally qualify for tax-free treatment. Investments in state and municipal obligations of states other than your state of residence also generally do not qualify for tax-free treatment. To the extent that such investments are made, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment at the end of each calendar year. You should consult with your own tax advisor with respect to the application of your state and local laws to these distributions and on the application of other state and local laws on distributions and redemption proceeds received from the Fund.

If you are defined in the Code as a "substantial user" (or related person) of facilities financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


For the fiscal years ended July 31, 1996 and 1997, Distributors received $1,571 and $0, respectively, in connection with redemptions or repurchases of shares of the Fund.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended July 31, 1997, was 3.05%.

EFFECTIVE YIELD. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended July 31, 1997, was 3.09%.


This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7]-1


TAXABLE-EQUIVALENT YIELDS. The Fund may also quote a taxable-equivalent yield and a taxable-equivalent effective yield that show the before-tax yield that would have to be earned from a taxable investment to equal the Fund's yield. These yields are computed by dividing the portion of the Fund's yield that is tax-exempt by one minus the highest applicable federal income tax rate and adding the product to the portion of the Fund's yield that is not tax-exempt, if any. The Fund's taxable-equivalent yield based on the Fund's current yield for the seven day period ended July 31, 1997, was 5.05%. The Fund's taxable-equivalent effective yield based on the Fund's effective yield for the seven day period ended July 31, 1997, was 5.12%.

As of July 31, 1997, the federal income tax rate upon which the Fund's taxable-equivalent yield quotations are based was 39.6%. From time to time, as any changes to the rate become effective, taxable-equivalent yield quotations advertised by the Fund will be updated to reflect these changes. The Fund expects updates may be necessary as tax rates are changed by the federal government. The advantage of tax-free investments, like the Fund, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Fund.


OTHER PERFORMANCE QUOTATIONS


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) IBC/Donoghue's Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.


b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.8 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $223 billion in assets under management for more than 5.7 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 121 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.


From time to time advertisements or sales material issued by the Fund may discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding shares.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Fund, for the fiscal year ended July 31, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Directors of the Fund

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for the Fund dated December 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


BAA: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

CON.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.


S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.


BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH


AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.


AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.


MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P


S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:


A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.


F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.


F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.



                         FRANKLIN TAX-EXEMPT MONEY FUND
                                File Nos. 2-72614
                                    811-3193
                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

  a) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated July 31, 1997 as filed with the SEC electronically on form type N-30D on October 10, 1997.

           (i)    Report of Independent Accountants

           (ii) Statement of Investments in Securities and Net Assets - July 31, 1997

           (iii)  Statement of Assets and Liabilities - July 31, 1997

           (iv)   Statement of Operations - for the year ended July 31,
                  1997

           (v) Statements of Changes in Net Assets - for the years ended July 31, 1997 and 1996

           (vi)   Notes to Financial Statements

  b)       Exhibits:

           The following exhibits are incorporated by reference herein, except exhibits 8(iii), 11(i) and 27(i) which are attached.

    (1)    copies of the charter as now in effect;

           (i)  Articles of Incorporation dated March 17, 1980
                Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                File No. 2-72614
                Filing Date: September 29, 1995

          (ii) Certificate of Amendment to Articles of Incorporation dated July 14, 1981
                Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                File No. 2-72614
                Filing Date:  September 29, 1995

      (2) copies of the existing By-Laws or instruments corresponding thereto;

           (i)  By-Laws of Franklin Tax-Exempt Money Fund
                Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                File No. 2-72614
                Filing Date:  September 29, 1995

          (ii)  Amendment to By-Laws dated November 17, 1987
                Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                File No. 2-72614
                Filing Date:  September 29, 1995

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Management Agreement between Registrant and Franklin Advisers, Inc. dated December 1, 1986
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 2-72614
                  Filing Date:  September 29, 1995

            (ii) Amendment to Management Agreement between Registrant and Franklin Advisers, Inc. dated August 1, 1995
                  Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                  File No. 2-72614
                  Filing Date:  November 27, 1996

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995.
                  Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                  File No. 2-72614
                  Filing Date:  November 27, 1996

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                  Registrant:  Franklin Tax-Free Trust
                  Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   copies of all custodian  agreements and depository  contracts  under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                  File No. 2-72614
                  Filing Date:  November 27, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                  File No. 2-72614
                  Filing Date:  November 27, 1996

           (iii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York

       (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

             Not Applicable

       (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

             Not Applicable

       (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

             (i)   Consent of Independent Accountants

       (12)  all financial statements omitted from Item 23;

             Not Applicable

       (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, advisor, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

             (i)   Letter of Understanding dated July 14, 1981
                   Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                   File No. 2-72614
                   Filing Date:  September 29, 1995

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

             Not Applicable

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

             Not Applicable

      (16) schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited).

             (i)   Schedule for computation of performance quotation
                   Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                   File No. 2-72614
                   Filing Date:  September 29, 1995

      (17) Power of Attorney

             (i)   Power of Attorney dated September 18, 1995
                   Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                   File No. 2-72614
                   Filing Date:  September 29, 1995

             (ii)  Certificate of Secretary dated September 18, 1995
                   Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                   File No. 2-72614
                   Filing Date:  September 29, 1995

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

             Not Applicable

      (27)   Financial Data Schedule

             (i)   Financial Data Schedule

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

As of August 31, 1997, the number of record holders of the only class of securities of the Registrant were as follows:

TITLE OF CLASS               NUMBER OF RECORD HOLDERS

Common Stock                         11,345

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the By-Laws, Management, and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The officers and directors of the Registrant's investment advisor also serve as officers and/or directors or trustees for (1) the advisor's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Fund's investment advisor (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the investment advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29 PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc. Franklin Equity Fund Franklin Federal Money Fund Franklin Federal Tax-Free Income Fund Franklin Floating Rate Trust Franklin Gold Fund Franklin High Income Trust Franklin Investors Securities Trust Franklin Managed Trust Franklin Money Fund Franklin Municipal Securities Trust Franklin Mutual Series Fund Inc. Franklin New York Tax-Free Income Fund Franklin New York Tax-Free Trust Franklin Real Estate Securities Trust Franklin Strategic Mortgage Portfolio Franklin Strategic Series Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Annuity Fund
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404-1585.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

(a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the recordholders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

(b) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of November, 1997.

                                 FRANKLIN TAX-EXEMPT MONEY FUND
                                 (Registrant)

                                 By: RUPERT H. JOHNSON, JR.*
                                 Rupert H. Johnson, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*             Principal Executive Officer
Rupert H. Johnson, Jr.              and Director
                                    Dated:  November 25, 1997

CHARLES B. JOHNSON*                 Director
Charles B. Johnson                  Dated:  November 25, 1997

FRANK H. ABBOTT, III*               Director
Frank H. Abbott, III                Dated:  November 25, 1997

HARRIS J. ASHTON*                   Director
Harris J. Ashton                    Dated:  November 25, 1997

S. JOSEPH FORTUNATO*                Director
S. Joseph Fortunato                 Dated:  November 25, 1997

FRANK W.T. LAHAYE*                  Director
Frank W.T. LaHaye                   Dated:  November 25, 1997

GORDON MACKLIN*                     Director
Gordon Macklin                      Dated:  November 25, 1997

MARTIN L. FLANAGAN*                 Principal Financial Officer
Martin L. Flanagan                  Dated:  November 25, 1997

DIOMEDES LOO-TAM*                   Principal Accounting Officer
Diomedes Loo-Tam                    Dated:  November 25, 1997


*By  /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                         FRANKLIN TAX-EXEMPT MONEY FUND
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.                           DESCRIPTION          LOCATION

EX-99.B1(i)           Articles of Incorporation dated        *
                      March 17, 1980

EX-99.B1(ii)          Certificate of Amendment to            *
                      Articles of Incorporation dated
                      July 14, 1981

EX-99.B2(i)           By-Laws                                *

EX-99.B2(ii)          Amendment to By-Laws dated November    *
                      17, 1987

EX-99.B5(i)           Management Agreement between           *
                      Registrant and Franklin Advisers,
                      Inc. dated December 1, 1986

EX-99.B5(ii)          Amendment dated August 1, 1995 to      *
                      Management Agreement between
                      Registrant and Franklin Advisers, Inc.

EX-99.B6(i)           Amended and Restated Distribution      *
                      Agreement between Registrant and
                      Franklin/Templeton Distributors,
                      Inc. dated April 23, 1995

EX-99.B6(ii)          Forms of Dealer Agreements between     *
                      Franklin/Templeton Distributors,
                      Inc. and Securities Dealers

EX-9.B8(i)            Master Custody Agreement between       *
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.B8(ii)          Terminal Link Agreement between        *
                      Registrant and Bank of New York
                      dated February 16, 1996

EX-99.B8(iii)         Amendment dated May 7, 1997            Attached
                      to the Master Custody Agreement
                      dated February 16, 1996 between
                      Registrant and Bank of New York

EX-99.B11(i)          Consent of Independent Accountants     Attached

EX-99.B13(i)          Letter of Understanding dated July     *
                      14, 1981

EX-99.B16(i)          Schedule for computation of            *
                      performance quotation

EX-99.B17(i)          Power of Attorney dated September      *
                      18, 1995

EX-99.B17(ii)         Certificate of Secretary dated         *
                      September 18, 1995

EX-27.B(i)            Financial Data Schedule                Attached


* Incorporated by Reference